Debt - Additional Information (Details)							6 Months Ended	9 Months Ended	12 Months Ended	16 Months Ended
	Sep. 30, 2022 USD ($) item $ / shares shares	Aug. 29, 2022 USD ($)	Aug. 26, 2022 shares	Jul. 14, 2022 USD ($) $ / shares shares	Nov. 22, 2021	Feb. 28, 2020 USD ($)	Dec. 31, 2021 USD ($) item tranche $ / shares shares	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) item tranche $ / shares shares	Jun. 30, 2021	Jun. 16, 2022 USD ($)	Apr. 29, 2022 USD ($)	Mar. 16, 2022 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Debt
Debt finance costs		$ 6,000,000.0
Variable rate (as a percent)		0.10%
Number of financial covenants | item	2							2
Term of anniversary closing date								18 months
Early termination fees								$ 1,580,000
Unamortized deferred financing fees written off								4,296,000
Short-term debt	$ 61,806,000						$ 4,510,000	$ 61,806,000	$ 4,510,000					$ 6,447,000
Common stock shares issued (in shares) | shares	73,034,000						34,523,000	73,034,000	34,523,000
Par value (in dollars per share) | $ / shares							$ 0.01		$ 0.01					$ 0.01
Proceeds from issuance of common stock								$ 255,737,000
Wooster Capital(2)
Debt
Proceeds from issuance of common stock				$ 21,500,000
Number of shares issued | shares				2,150,000
Purchase price (in dollars per share) | $ / shares				$ 10.00
Pre-funded commitment				$ 11,700,000
Revolving credit facility
Debt
Debt finance costs		$ 3,000,000.0
Face amount		175,000,000.0
Variable rate (as a percent)	5.70%
Term Loan facility
Debt
Debt finance costs		3,000,000.0
Face amount		$ 175,000,000.0
Line of credit, periodic payment term		3 years
Periodic payment principal amount		$ 2,200,000
Percentage of original principal amount		1.25%
Term Loan facility | Year four
Debt
Periodic payment principal amount		$ 3,300,000
Percentage of original principal amount		1.875%
Term Loan facility | Year five
Debt
Periodic payment principal amount		$ 4,400,000
Percentage of original principal amount		2.50%
Standby letter of credit
Debt
Letters of credit outstanding	$ 2,600,000							$ 2,600,000
Minimum
Debt
Variable rate (as a percent)		0.50%
Net Leverage Ratio	4.00							4.00
Minimum | Revolving credit facility
Debt
Line of credit, Commitment fee percentage (as a percent)		0.20%
Maximum
Debt
Interest coverage ratio	1.50							1.50
Net Leverage Ratio	4.50							4.50
Maximum | Revolving credit facility
Debt
Line of credit, Commitment fee percentage (as a percent)		0.35%
Base rate | One Month Interest Period [Member]
Debt
Interest rate (as a percent)		1.00%
Interest period		1 month
Base rate | Maximum
Debt
Variable rate (as a percent)		1.50%
SOFR | One Month Interest Period [Member]
Debt
Interest period		1 month
SOFR | Three Month Interest Period [Member]
Debt
Variable rate (as a percent)		0.15%
Interest period		3 months
SOFR | Six Month Interest Period [Member]
Debt
Variable rate (as a percent)		0.25%
Interest period		6 months
SOFR | Minimum
Debt
Variable rate (as a percent)		1.50%
SOFR | Maximum
Debt
Variable rate (as a percent)		2.50%
NYFRB
Debt
Interest rate (as a percent)		0.50%
Short-term trade finance facility
Debt
Interest rate (as a percent)	6.50%							6.50%
Long-term note payable
Debt
Interest rate (as a percent)	7.00%							7.00%
Convertible Debt | Wooster Capital(2)
Debt
Interest rate (as a percent)				8.00%
Face amount				$ 11,700,000
Debt term				1 year
Debt converted into shares | shares			1,170,000
Term Loan Due in 2025
Debt
Early termination fees						$ 1,600,000
Unamortized deferred financing fees written off						4,000,000.0
Term Loan Due in 2025 | Westrock Coffee Company, LLC.
Debt
Paid in kind interest rate (as a percent)					0.25%		0.25%			0.75%
Debt finance costs						5,600,000
Face amount						$ 240,000,000.0
Effective rate (as a percent)							9.75%		9.75%
Debt term						5 years
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | Term Loan are due June 30, 2021
Debt
Principal payment percentage (as a percent)									0.25%
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | Term Loan are due June 30, 2023
Debt
Principal payment percentage (as a percent)									0.625%
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | Term Loan are due June 30, 2024
Debt
Principal payment percentage (as a percent)									0.9375%
US Asset Based Lending Facility
Debt
Debt finance costs						$ 1,300,000
Unamortized deferred financing fees written off						300,000
US Asset Based Lending Facility | Westrock Coffee Company, LLC.
Debt
Long term debt							$ 51,900,000		$ 51,900,000
Debt finance costs						2,600,000
Face amount						$ 90,000,000.0
Maximum borrowing capacity							35,400,000		35,400,000
Line of credit							$ 2,700,000		$ 2,700,000
Line of credit, Commitment fee percentage (as a percent)						0.375%
Weighted average effective rate (as a percent)							4.10%		4.10%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | Base rate | Minimum
Debt
Variable rate (as a percent)						0.50%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | Base rate | Maximum
Debt
Variable rate (as a percent)						2.00%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | LIBOR | Minimum
Debt
Variable rate (as a percent)						1.50%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | LIBOR | Maximum
Debt
Variable rate (as a percent)						3.00%
International Debt and Lending Facilities | Westrock Coffee Company, LLC.
Debt
Short-term debt	$ 700,000						$ 2,500,000	$ 700,000	$ 2,500,000
Number of tranches | tranche							3		3
International Debt and Lending Facilities | Westrock Coffee Company, LLC. | Mortgage backed securities
Debt
Long term note	$ 1,900,000							$ 1,900,000
International Debt and Lending Facilities, 10.25%, 30 June 2022 | Westrock Coffee Company, LLC.
Debt
Interest rate (as a percent)							10.25%		10.25%
Short-term debt							$ 900,000		$ 900,000
International Debt and Lending Facilities, 9.5%, 30 September 2022 | Westrock Coffee Company, LLC.
Debt
Interest rate (as a percent)	9.50%						9.50%	9.50%	9.50%
Short-term debt							$ 900,000		$ 900,000
International Debt and Lending Facilities, 9.5%, 31 December 2022 | Westrock Coffee Company, LLC.
Debt
Short-term debt							700,000		700,000
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC.
Debt
Maximum borrowing capacity											$ 62,500,000	$ 55,000,000	$ 50,000,000
Short-term debt	$ 49,600,000						34,200,000	$ 49,600,000	$ 34,200,000				$ 49,300,000
Agent fees percentage (as a percent)								0.25%	0.25%
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Mortgage backed securities
Debt
Short-term debt	$ 9,100,000						$ 4,500,000	$ 9,100,000	$ 4,500,000
Number of mortgage-backed lending facilities | item	2						2	2	2
Long term note							$ 600,000		$ 600,000
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Prime rate | Minimum
Debt
Interest rate (as a percent)	1.50%							1.50%
Variable rate (as a percent)									1.50%
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Prime rate | Maximum
Debt
Interest rate (as a percent)	5.00%							5.00%
Variable rate (as a percent)									5.00%
Subordinated related party debt | Wooster Capital, LLC ("Wooster") and Jo Ellen Ford
Debt
Interest rate (as a percent)						6.00%
Face amount						$ 13,300,000
Debt term						10 years
Grace period						6 months
Common stock shares issued (in shares) | shares	1,330,000							1,330,000
Par value (in dollars per share) | $ / shares	$ 0.01							$ 0.01